UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  3/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS
	March 31, 2013 (Unaudited)

	Shares	Security		Value

		EQUITY MUTUAL FUNDS (RIC's) - 10.70%
		Fixed Income - 5.11%
	28,524	Angel Oak Multi-Strategy Income Fund		$ 352,271
	31,917	PIMCO Income Fund		400,239
	9,237	PIMCO Mortgage Opportunities Fund		102,808
				855,318
		Income - 0.46%
	2,500	PIMCO Dynamic Income Fund		77,750

		International - 5.09%
	8	Artisan International Small Cap Fund		179
	6,100	Boyd Group Income Fund		114,773
	44,546	Templeton Global Bond Fund		596,920
	10,186	Templeton Global Total Return Fund		140,256
				852,128
		Value - 0.04%
	15	First Eagle Global Fund		764
	22	IVA Worldwide Fund		372
	235	Walthausen Small Cap Value Fund		4,919
				6,055
		TOTAL EQUITY MUTUAL FUNDS
		(Cost $1,641,889)		1,791,251

		COMMON STOCKS - 73.72%
		Aerospace/Defense - 0.79%
	10,000	GenCorp., Inc. +		133,000

		Airlines - 2.47%
	1,200	Copa Holdings SA		143,532
	8,700	Delta Air Lines, Inc. +		143,637
	5,009	Spirit Airlines, Inc. +		127,028
				414,197
		Auto Parts & Equipment - 1.08%
	3,300	TRW Automotive Holdings Corp. +		181,500

		Banks - 1.97%
	2,200	Bank of the Ozarks, Inc.		97,570
	1,400	Cullen/Frost Bankers, Inc.		87,542
	500	Goldman Sachs Group, Inc.		73,575
	1,500	JPMorgan Chase & Co.		71,190
				329,877
		Beverages - 2.11%
	350	Boston Beer Co., Inc.		55,874
	2,050	Diageo PLC		257,972
	500	PepsiCo., Inc.		39,555
				353,401
		Biotechnology - 0.50%
	500	Amgen, Inc.		51,255
	7,000	Exelixis, Inc. +		32,340
				83,595
		Building Materials - 2.70%
	30,000	Builders FirstSource, Inc. +		175,800
	12,500	CRH PLC		276,125
				451,925
		Chemicals - 0.63%
	1,000	Monsanto Co.		105,630

		Commercial Services - 0.84%
	2,000	H&R Block Inc		58,840
	150	Mastercard Inc		81,170
				140,010
		Computers - 3.77%
	610	Apple, Inc.		270,004
	5,000	Synopsys, Inc. +		179,400
	5,000	Seagate Technology PLC		182,800
				632,204
		Distribution/Wholesale - 0.32%
	2,500	LKQ Corp. +		54,400

		Diversified Financial Companies - 2.81%
	500	Affiliated Managers Group, Inc. +		76,785
	2,000	Ellington Financial, LLC		49,500
	3,000	INTL. FCStone, Inc. +		52,230
	15,697	MicroFinancial, Inc.		132,326
	1,300	T Rowe Price Group, Inc.		97,331
	3,000	TD Ameritrade Holding Corp.		61,860
				470,032
		Electric - 0.37%
	2,500	MDU Resources Group, Inc.		62,475

		Food - 3.86%
	2,233	Kraft Foods, Inc.		115,066
	3,700	Nestle SA		268,139
	7,500	Sysco Corp.		263,775
				646,980
		Healthcare-Products - 4.47%
	7,000	AngioDynamics, Inc. +		80,010
	3,000	Baxter International, Inc.		217,920
	5,000	UnitedHealth Group, Inc.		286,050
	2,300	Varian Medical Systems, Inc. +		165,600
				749,580
		Holding Companies - 2.18%
	842	Jardine Matheson Holdings, Ltd.		55,067
	8,000	Leucadia National Corp.		219,440
	1,200	Siem Industries, Inc. +		90,000
				364,507
		Household Products - 0.58%
	1,500	Church & Dwight Co., Inc.		96,945

		Insurance - 4.02%
	4,000	American International Group, Inc. +		155,280
	3,300	Berkshire Hathaway, Inc., Class B +		343,860
	250	Markel Corp. +		125,875
	800	Torchmark Corp.		47,840
				672,855
		Internet - 3.08%
	200	Google, Inc. +		158,806
	10,000	Internap Network Services Corp. +		93,500
	4,900	Keynote Systems, Inc.		68,404
	2,300	Liberty Interactive Corp. +		49,174
	3,000	Liquidity Services, Inc. +		89,430
	13,583	Support.com, Inc. +		56,777
				516,091
		Leisure Time - 0.33%
	600	Polaris Industries, Inc.		55,494

		Machinery-Diversified - 2.29%
	4,000	AG Growth International, Inc.		131,800
	8,000	Global Power Equipment Group, Inc.		140,960
	1,000	Pfeiffer Vacuum Technology AG		110,394
				383,154
		Media - 2.48%
	2,900	Comcast Corp.		121,829
	1,300	Scripps Networks Interactive, Inc.		83,642
	3,000	Starz- Liberty Capital +		66,450
	2,500	Time Warner, Inc.		144,050
				415,971
		Miscellaneous Manufacturing - 2.87%
	3,100	3M Co.		329,561
	1,400	Danaher Corp.		87,010
	2,000	Sun Hydraulics Corp.		65,020
				481,591
		Oil & Gas - 4.30%
	2,900	Devon Energy Corp.		163,618
	2,400	Hess Corp.		171,864
	2,000	Marathon Petroleum Corp.		179,200
	2,000	Occidental Petroleum Corp.		156,740
	3,000	Ocean Rig UDW, Inc. *		48,330
				719,752
		Oil & Gas Services - 2.62%
	1,700	Dresser-Rand Group, Inc. +		104,822
	12,700	Enerflex, Ltd.		172,162
	2,200	SEACOR Holdings, Inc.		162,096
				439,080
		Packaging & Containers - 0.93%
	7,887	UFP Technologies, Inc. +		155,295

		Pharmaceuticals - 5.47%
	4,300	Johnson & Johnson		350,579
	40,516	Liberator Medical Holdings, Inc. +		38,085
	5,000	Nektar Therapeutics+		55,000
	7,000	Omnicare, Inc.		285,040
	2,200	Sanofi		112,376
	1,000	Valeant Pharmaceuticals International, Inc. +		75,020
				916,100
		Real Estate - 1.77%
	31,500	Ambase Corp.		40,005
	3,500	Brookfield Asset Management, Inc.		127,715
	1,900	WP Carey, Inc.		128,060
				295,780
		Retail - 2.13%
	1,600	Bed Bath & Beyond, Inc. +		103,072
	1,500	McDonald's Corp.		149,535
	2,600	Sears Hometown and Outlet Stores, Inc. +		104,910
				357,517
		Savings & Loan - 0.30%
	1,400	Bofl Holding, Inc. +		50,232

		Software - 4.08%
	6,000	Accelrys, Inc. +		58,560
	3,700	Aspen Technology, Inc. +		119,473
	16,000	Callidus Software, Inc. +		73,120
	8,000	Guidance Software, Inc. +		86,800
	9,500	Microsoft Corp.		271,795
	1,200	Tyler Technologies, Inc. +		73,512
				683,260
		Telecommunications - 2.63%
	2,500	AT&T, Inc.		91,725
	6,000	Alliance Fiber Optic Products, Inc.		78,180
	1,500	Cisco Systems, Inc.		31,365
	4,900	ClearOne, Inc. +		42,483
	21,000	ORBCOMM, Inc. +		109,410
	10,530	RRSat Global Communications Network, Ltd.		86,873
				440,036
		Textiles - 0.34%
	500	Mohawk Industries, Inc. +		56,560

		Tobacco - 1.44%
	2,600	Philip Morris International, Inc.		241,046

		Transportation - 1.20%
	2,000	CH Robinson Worldwide, Inc.		118,920
	9,000	MFC Industrial, Ltd.		81,540
				200,460

		TOTAL COMMON STOCKS
		(Cost $11,127,370)		12,350,532

		PREFERRED STOCK - 0.30%
		Diversified Financial Services - 0.30%
	2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual
		(Cost $49,933)		50,960

	Principal
		CORPORATE BONDS - 2.79%
		Diversified Financial Companies - 0.59%
	15,000	Goldman Sachs Group, Inc. (The), 5.375%, 3/15/2020		17,093
	75,000	Jefferies Group, Inc., 5.50%, 3/15/2016		81,825
				98,918
		Entertainment - 0.06%
	10,000	Speedway Motorsports, Inc., 8.75%, 6/1/2016		10,550

		Diversified Holding Companies - 0.14%
	20,000	Leucadia National Corp., 8.125%, 9/15/2015		22,725

		Internet - 0.09%
	14,000	Equinix, Inc., 8.125%, 3/1/2018		15,522

		Oil & Gas - 0.25%
	40,000	Chesapeake Energy Corp., 6.775%, 3/15/2019		41,800

		Retail - 1.36%
	30,000	Gap, Inc. (The), 5.95%, 4/12/2021		34,349
	40,000	J Crew Group, Inc. 8.125%, 3/1/2019		43,200
	100,000	Sears Holdings Corp., 6.625%, 10/15/2018		97,500
	50,000	Toys R Us Property Co II, LLC, 8.50%, 12/1/2017		53,063
				228,112
		Software - 0.30%
	50,000	First Data Corp., 11.25%, 3/31/2016		50,500

		TOTAL CORPORATE BONDS
		(Cost $440,653)		468,127

		MUNICIPAL BOND - 0.44%
	45,000	Florida State Dept. of Environmental Protection, 5.456%, 7/1/2019		53,230
	25,000	Virginia Tobacco Settlement Financing Corp., 5.00%, 6/1/2047		21,194
		TOTAL MUNICIPAL BONDS (Cost $66,840)		74,424

		U.S. GOVERNMENT AND AGENCIES - 0.47%
		Federal National Mortgage Association - 0.47%
	35,000	6.25%, 6/25/2032		37,709
	39,387	5.00%, 7/25/2033		40,208
		TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $79,934)		77,917

	Shares
		LIMITED PARTNERSHIPS - 9.59%
	2,500	Armor Capital Partners LP + ++ (a)		1,526,733
	4,150	KKR & Co., LP		80,178
		(Cost $1,027,553)		1,606,911

		REITs - 1.46%
	2,500	Apollo Residential Mortgage, Inc.		36,700
	7,500	Investors Real Estate Trust		74,025
	500	Taubman Centers, Inc.		38,830
	1,300	Ventas, Inc.		95,160
		(Cost $224,063)		244,715

		SHORT-TERM INVESTMENTS - 0.00%
	275	First National Bank of Omaha Master Savings Account
		(Cost $275)		275

		TOTAL INVESTMENTS
		(Cost $14,658,510)(b)	99.47%	$ 16,665,112
		Other assets in excess of liabilities	0.53%	89,574

		TOTAL NET ASSETS	100.00%	$ 16,754,686

	RIC - Regulated Investment Company
+	Non-income producing securities.
++	Restricted securities. The aggregate value of such securities is 9.11% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a)

 Securities for which market quotations are not readily available.   The aggregate value of such securities is 9.11% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(b)

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $15,095,612 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$2,164,108
			Unrealized depreciation:	(157,506)
			Net unrealized appreciation:	$2,006,602
Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,350,532	$ -	$ -	$ 12,350,532
Corporate Bonds	-	468,127	-	468,127
Equity Mutual Funds (RICs)	1,791,251	-	-	1,791,251
Municipal Bond	-	74,424	-	74,424
Preferred Stock	-	50,960	-	50,960
REITs	244,715	-	-	244,715
U.S. Government and Agencies	-	77,917	-	77,917
Limited Partnerships	-	80,178	1,526,733	1,606,911
Short-Term Investments	275	-	-	275
Total	$ 14,386,773	$ 751,606	$ 1,526,733	$ 16,665,112

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
	Limited Partnerships		Total
Beginning balance	$ 1,478,329	$ -	$ 1,478,329
Total realized gain (loss)	-		-
Change in unrealized appreciation (depreciation)	48,404	-	48,404
Return of Capital	-	-	-
Cost of purchases		-	-
Proceeds from sales	-	-	-
Accrued interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending balance	$ 1,526,733	$ -	$ 1,526,733

The total change in unrealized appreciation (depreciation) included in the Schedule of Investments attributable to level 3 investments still held at March 31, 2013 includes:

	$ 48,404	$ -	$ 48,404

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/29/13

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

5/29/13